Investments for account of policyholders	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investments for account of policyholders
23 Investments for account of policyholders
Investments for account of policyholders comprise financial assets at fair value through profit or loss, excluding derivatives, and investments in real estate.

	Note	2022	2021
Shares		15,505	29,539
Debt securities		5,694	19,821
Money market and other short-term investments		1,263	1,482
Deposits with financial institutions		2,360	4,105
Unconsolidated investment funds		154,741	191,950
Other		-	3,493
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		179,563	250,390

Investments in real estate	23.1	443	563
Total investments for account of policyholders		180,006	250,953
The decrease in Investments for account of policyholder in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.
23.1 Investments in real estate for account of policyholders

	2022	2021
At January 1	563	467

Additions	-	54

Subsequent expenditure capitalized	10	6

Disposals	(42)	(43)

Fair value gains / (losses)	(61)	46

Net exchange differences	(27)	32
At December 31	443	563
The investment properties are leased out under operating leases.

	2022	2021	2020
Rental income reported as part of investment income	34	30	27

Direct operating expenses from investment in real estate for account of policyholders	5	4	8
There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.
Refer to note 45 Commitments and contingencies for a summary of contractual obligations to purchase investment property.